Related party transactions (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Salaries, other short-term employee benefits and post-employment benefits	SFr 1,619,186	SFr 1,502,377	SFr 1,314,723
Consulting fees	151,639	224,091	317,425
Share-based compensation	3,196,353	955,051	975,579
Key management compensation	4,967,178	2,681,519	SFr 2,607,727
Board of Directors and Executive Management
Related party transactions
Net payable	SFr 100,000	SFr 200,000